Contract revenue - Disaggregation of Contract Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total fee and other revenue	$ 15,136	$ 14,307	$ 13,352
Net income (loss) attributable to noncontrolling interests	34	13	2
Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	13,543	12,845	12,185
Fee and other revenue - not in scope of ASC 606	1,559	1,449	1,165
Total fee and other revenue	15,102	14,294	13,350
Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	10,097	9,344	8,800
Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	3,083	3,143	3,063
Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	83	76	52
Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	146	158	149
Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	134	124	121
Securities Services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	6,021	5,507	5,238
Fee and other revenue - not in scope of ASC 606	999	941	791
Total fee and other revenue	7,020	6,448	6,029
Securities Services | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	5,671	5,204	4,959
Securities Services | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	0	0	0
Securities Services | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	55	51	37
Securities Services | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	4	4	6
Securities Services | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	291	248	236
Market and Wealth Services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	4,576	4,262	3,936
Fee and other revenue - not in scope of ASC 606	328	273	224
Total fee and other revenue	4,904	4,535	4,160
Market and Wealth Services | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	4,393	4,103	3,805
Market and Wealth Services | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	11	7	8
Market and Wealth Services | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	27	24	14
Market and Wealth Services | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	(133)	(123)	(98)
Market and Wealth Services | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	278	251	207
Investment and Wealth Management | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	3,036	3,151	3,085
Fee and other revenue - not in scope of ASC 606	48	62	(98)
Total fee and other revenue	3,084	3,213	2,987
Net income (loss) attributable to noncontrolling interests	34	13	2
Investment and Wealth Management | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	103	105	99
Investment and Wealth Management | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	3,086	3,149	3,067
Investment and Wealth Management | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	1	1	1
Investment and Wealth Management | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	275	275	241
Investment and Wealth Management | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	(429)	(379)	(323)
Other | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	(90)	(75)	(74)
Fee and other revenue - not in scope of ASC 606	184	173	248
Total fee and other revenue	94	98	174
Other | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	(70)	(68)	(63)
Other | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	(14)	(13)	(12)
Other | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	0	0	0
Other | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	0	2	0
Other | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	$ (6)	$ 4	$ 1